OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets, net
	June 30,	December 31,
	2023	2022
	$	$
Customer relationship & Other	532	622
IP & Technology	1,878	2,121
Capitalized software development costs	3,094	2,874

	5,504	5,617